INTANGIBLE ASSETS (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Payments to acquire intangible assets	$ 200,000	$ 8,990	$ 9,903	$ 231,860	$ 102,203